Other Assets (Tables)	12 Months Ended
Mar. 31, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expense and Other Current Assets

The other assets consist of the following:

	As of March 31,
	2025	2026
	RMB	RMB
Prepayments, receivables and other current assets
Loan granted to third parties(1)	36,599	—
Receivables and contract assets of technology service	14,924	2,327
Receivables from third-party payment service providers(2)	7,811	6,377
Deposits	986	803
Employee loans and advances	548	515
Interest receivable	70	—
Receivables of financing facilitation service	32	17
Others	2,212	3,795
Less: Allowance for credit losses	(6,865)	(5,304)
Subtotal	56,317	8,530
Other prepaid expenses	1,586	1,671
VAT receivables	1,007	1,356
Prepaid promotion fees	298	45
Total Prepayments, receivables and other current assets	59,208	11,602

Other non-current assets
Long-term deposit	13,900	13,656
Less: Allowance for credit losses	(259)	(259)
Subtotal	13,641	13,397
Gold(3)	—	—
VAT receivables-non current	26,118	26,123
Total non-current assets	39,759	39,520

(1)
In July 2024, the Company entered into a loan agreement with a third party company to grant it a loan in the amount of USD5.0 million with an interest rate of 8% per annum. The maturity date falls on (i) the date of one year following the relevant loan date, and (ii) another one year term if the borrower determines to extend at its sole discretion. In July 2025, the loan has been fully received.

(2)
Receivables from third party payment service providers represent cash due from the Group’s third party on-line payment service providers in relation to their processing of payments for the Group.
(3)
During the year ended March 31, 2025, the Company sold all the physical gold to third party companies and recognized a gain from investments of RMB18,168 in the Consolidated Statement of Operations and Comprehensive (Loss)/Income.

Schedule of Movement of Allowance For Doubtful Accounts

The movement of allowance for credit losses is analyzed as follows:

	For the year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Balance at beginning of year	(1,940)	(2,424)	(7,124)
Cumulative effect of adoption of new accounting standard (Note 2(k))	(395)	—	—
(Provisions)/Reversals	(2,482)	(4,861)	694
Deconsolidation of a subsidiary	—	—	851
Write-offs	2,393	161	16
Balance at end of year	(2,424)	(7,124)	(5,563)